Short-term loans (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Loans Payable
Short-term loans
Aggregate principle amount	$ 10	$ 52
Maximum borrowing facility	$ 37	$ 85
Debt instrument, maturity date, description	These loans were all with a maturity of less than one year	These loans were all with a maturity of less than one year
Interest rate (as a percent)	1.13%
Loans Payable | Minimum
Short-term loans
Interest rate (as a percent)		1.91%
Loans Payable | Maximum
Short-term loans
Interest rate (as a percent)		3.00%
Banker notes payable
Short-term loans
Aggregate principle amount	$ 24